Annual Fund Operating Expenses - Goldman Sachs Municipal Income Completion Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	indefinitely
Separate Account Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.16%
Fee Waiver or Reimbursement	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The Fund does not pay a management fee to the Investment Adviser under the Management Agreement between Goldman Sachs Trust and the Investment Adviser. However, the Fund is used exclusively to implement municipal investment strategies for separately managed account clients of the Investment Adviser that participate in certain “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Fund or the Investment Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-program brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the Investment Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Fund.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.00% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to reduce or limit its transfer agency fee to 0.00% of the Fund’s average daily net assets. These arrangements will remain in effect indefinitely, and the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.